UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 48.65%
Claymore/BNY Mellon Frontier Markets ETF	13,296	$ 276,956
First Trust Morningstar Dividend Leaders Index	38,656	557,420
Global X/InterBolsa FSTE Colombia 20 ETF	4,301	176,169
* iPath Dow Jones-UBS Sugar Subindex Total Return ETN	3,105	170,930
* iPATH S&P 500 VIX Mid-Term Futures ETN	3,405	314,282
iShares MSCI Chile Investable Market Index Fund	2,557	172,981
iShares MSCI Thailand Index Fund	1,562	86,735
Market Vectors - Indonesia Index ETF	1,136	86,256
PowerShares Financial Preferred Portfolio	14,397	257,876
SPDR S&P Emerging Small Cap ETF	5,586	277,259
WisdomTree Emerging Markets SmallCap Dividend Fund	6,102	278,483
WisdomTree Equity Income Fund	15,839	558,166

Total Exchange Traded Products (Cost $3,178,463)		3,213,513

OPEN-END FUNDS - 48.92%
DFA Asia Pacific Small Company Portfolio	12,932	277,268
DFA Emerging Markets Small Cap Portfolio	13,273	277,667
Fidelity Select Transportation Portfolio	1,963	88,547
First American Global Infrastructure Fund	66,174	555,197
Hennessy Total Return Fund	55,845	554,537
John Hancock Global Opportunities Fund	34,452	557,095
Oppenheimer Developing Markets Fund	9,447	279,157
Pacific Financial International Fund	98,789	555,197
Putnam Global Telecommunications Fund	7,399	86,563

Total Open-End Funds (Cost $3,249,148)		3,231,228

INVESTMENT COMPANY - 19.05%
§ HighMark 100% US Treasury Money Market Fund, 0.01%	1,258,619	1,258,619

Total Investment Company (Cost $1,258,619)		1,258,619

Total Value of Investments (Cost $7,686,230) - 116.62%		$7,703,360

Liabilities in Excess of Other Assets - (16.62)%		(1,097,929)

Net Assets - 100%		$6,605,431

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$42,799
Aggregate gross unrealized depreciation			(25,669)

Net unrealized appreciation			$17,130

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	48.65%	$3,213,513
Open-End Funds	48.92%	3,231,228
Investment Company	19.05%	1,258,619
Total	116.62%	$7,703,360

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 3,213,513	$ 3,213,513	$ -	$ -
Open-End Funds	3,231,228	3,231,228	-	-
Investment Company	1,258,619	-	1,258,619	-
Total	$ 7,703,360	$ 6,444,741	$ 1,258,619	$ -

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 3.19%
iShares JPMorgan USD Emerging Markets Bond Fund	505	$55,545
PowerShares Emerging Markets Sovereign Debt Portfolio	1,996	55,189

Total Exchange Traded Products (Cost $109,885)		110,734

OPEN-END FUNDS - 92.36%
DFA Two-Year Global Fixed Income Portfolio	28,603	294,607
Permanent Versatile Bond Portfolio	4,866	294,855
RidgeWorth US Government Securities Ultra Short Bond Fund	29,290	294,607
TCW Emerging Markets Income Fund	6,464	54,945
AllianceBernstein Bond Fund Inc - High Income Fund	13,722	121,436
Columbia Funds Series Trust I - Columbia Strategic Income Fund	20,228	121,775
Eaton Vance Global Macro Absolute Return Fund	28,464	294,607
MFS Emerging Markets Debt Fund	3,684	55,225
MFS High Yield Opportunities Fund	8,985	55,260
MFS Strategic Income Fund	18,504	121,573
Oppenheimer Global Strategic Income Fund	28,809	121,573
PIMCO Total Return Fund	57,561	664,253
RidgeWorth Limited Duration Fund	30,278	295,246
Sit US Government Securities Fund	26,118	294,607
Virtus Multi-Sector Fixed Income Fund	11,502	121,573

Total Open-End Funds (Cost $3,199,140)		3,206,142

INVESTMENT COMPANY - 6.19%
§ HighMark 100% US Treasury Money Market Fund, 0.01%	214,977	214,977

Total Investment Company (Cost $214,977)		214,977

Total Value of Investments (Cost $3,524,002) - 101.74%		$3,531,853

Liabilities in Excess of Other Assets - (1.74)%		(60,473)

Net Assets - 100%		$3,471,380

§ Represents 7 day effective yield

		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$8,612
Aggregate gross unrealized depreciation			(761)

Net unrealized appreciation			$7,851

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	3.19%	$ 110,734
Open-End Funds	92.36%	3,206,142
Other	6.19%	214,977
Total	101.74%	$ 3,531,853

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 110,734	$ 110,734	$ -	$ -
Open-End Funds	3,206,142	3,206,142	-	-
Investment Company	214,977	-	214,977	-
Total	$ 3,531,853	$ 3,316,876	$ 214,977	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 76.18%

Consumer Discretionary - 16.61%
	CBS Corp.	9,750	$134,745
*	Coinstar, Inc.	3,300	143,550
*	Hanesbrands, Inc.	5,000	119,750
	Home Depot, Inc.	3,500	97,370
*	Krispy Kreme Doughnuts, Inc.	34,000	134,640
	Monro Muffler Brake, Inc.	2,900	121,452
*	The Dress Barn, Inc.	6,000	125,100
			876,607
Consumer Staples - 2.26%
	Diamond Foods, Inc.	2,825	119,130
			119,130
Energy - 2.17%
	Arch Coal, Inc.	5,100	114,725
			114,725
Financials - 2.49%
	MetLife, Inc.	3,500	131,766
			131,766
Health Care - 12.58%
*	Alexion Pharmaceuticals, Inc.	1,500	84,705
*	Catalyst Health Solutions, Inc.	3,200	128,288
	CR Bard, Inc.	1,375	105,641
*	MedAssets, Inc.	4,300	85,140
	Quality Systems, Inc.	2,050	114,903
μ	Teva Pharmaceutical Industries Ltd.	2,875	145,532
			664,209
Industrials - 16.96%
	ABM Industries, Inc.	4,750	93,148
	Briggs & Stratton Corp.	7,200	130,680
*	Clean Harbors, Inc.	2,100	126,945
*	EnerSys	4,950	109,246
*	Hertz Global Holdings, Inc.	14,000	119,140
*	IHS, Inc.	2,200	135,938
*	Quality Distribution, Inc.	15,000	70,050
*	Wabash National Corp.	18,000	110,340
			895,487

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 18.71%
	*	AsiaInfo-Linkage, Inc.	4,500	$80,370
	*	Cavium Networks, Inc.	6,900	166,221
	*	Cirrus Logic, Inc.	13,100	197,810
		Intel Corp.	5,000	88,325
	*	Itron, Inc.	1,900	102,600
	*	Motorola, Inc.	17,000	127,840
	*	VeriFone Systems, Inc.	4,400	109,604
	*	VeriSign, Inc.	3,950	114,906
				987,676
	Materials - 4.40%
		Agrium, Inc.	2,000	139,140
	μ	BHP Billiton Ltd.	1,400	93,100
				232,240

		Total Common Stocks (Cost $3,990,451)		4,021,840

EXCHANGE TRADED PRODUCTS - 9.02%
	*	ProShares UltraShort Dow30	4,125	118,346
	*	ProShares UltraShort MidCap400	5,425	105,896
	*	ProShares UltraShort QQQ	6,325	119,606
	*	ProShares UltraShort Russell2000	5,850	132,269

		Total Exchange Traded Products (Cost $449,811)		476,117

INVESTMENT COMPANY - 16.35%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%	862,842	862,842

		Total Investment Company (Cost $862,842)		862,842

Total Value of Investments (Cost $5,303,104) - 101.55%				$5,360,799

Liabilities in Excess of Other Assets - (1.55)%				(82,058)

	Net Assets - 100%			$5,278,741

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$317,307
Aggregate gross unrealized depreciation			(259,612)

Net unreasized appreciation			$57,695

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	16.61%	$ 876,607
Consumer Staples	2.26%	119,130
Energy	2.17%	114,725
Exchange Traded Products	9.02%	476,117
Financials	2.49%	131,766
Health Care	12.58%	664,209
Industrials	16.96%	895,487
Information Technology	18.71%	987,676
Materials	4.40%	232,240
Other	16.35%	862,842
Total	101.55%	$ 5,360,799

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 4,021,840	$ 4,021,840	$ -	$ -
Exchange Traded Products	476,117	476,117	-	-
Investment Company	862,842	-	862,842	-
Total	$ 5,360,799	$ 4,497,957	$ 862,842	$ -

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS PURCHASED - 0.85%
*	iShares Barclays 7-10 Year Treasury Bond	4	96	12/18/2010	$ 1,360
*	iShares Barclays 7-10 Year Treasury Bond	7	98	1/22/2011	1,435
*	iShares iBoxx High Yield Corporate Bond	2	89	12/18/2010	110
*	iShares iBoxx Invest Grade Corporate Bond	4	110	12/18/2010	1,200
*	iShares MSCI EAFE Index	7	52	9/18/2010	224
*	iShares MSCI EAFE Index	4	50	9/18/2010	468
*	iShares MSCI EAFE Index	3	52	12/18/2010	636
*	iShares MSCI Emerging Markets	8	42	9/18/2010	176
*	iShares MSCI Emerging Markets	4	41	12/18/2010	920
*	SPDR Barclays Capital High Yield Bond	4	39	12/18/2010	200
*	SPDR Gold Trust	2	119	12/18/2010	1,358
*	SPDR S&P 500 ETF	1	113	10/16/2010	61
*	SPDR S&P 500 ETF	5	110	9/18/2010	220
*	SPDR S&P 500 ETF	3	107	9/18/2010	429
*	SPDR S&P 500 ETF	3	108	12/18/2010	1,281
*	SPDR S&P 500 ETF	6	105	10/16/2010	2,074

	Total Call Options Purchased (Cost $15,364)				12,152

PUT OPTIONS PURCHASED - 2.62%
*	iPath S&P 500 VIX Mid-Term Futures	3	90	3/19/2011	3,330
*	iShares Barclays 20+ Year Treasury Bond	2	105	9/18/2010	146
*	iShares Barclays 20+ Year Treasury Bond	5	104	3/19/2011	2,655
*	iShares Dow Jones US Real Estate	4	48	3/19/2011	1,710
*	iShares MSCI EAFE Index Fund	6	48	3/19/2011	2,310
*	iShares MSCI EAFE Index Fund	10	49	3/19/2011	4,250
*	iShares MSCI Emerging Markets	5	38	3/19/2011	1,550
*	iShares MSCI Emerging Markets	7	39	3/19/2011	2,471
*	SPDR Gold Trust	2	119	12/18/2010	730
*	SPDR Gold Trust	2	114	3/19/2011	835
*	SPDR S&P 500 ETF	2	108	12/18/2010	1,560
*	SPDR S&P 500 ETF	3	100	3/19/2011	2,119
*	SPDR S&P 500 ETF	4	101	3/19/2011	2,944
*	SPDR S&P 500 ETF	10	105	3/19/2011	9,010
*	United States Oil Fund LP	7	32	1/22/2011	2,009

	Total Put Options Purchased (Cost $35,919)				37,629

			Interest	Maturity
		Principal	Rate	Date
UNITED STATES TREASURY BILL - 5.22%
*	Treasury Bill 102110	75,000	-	10/21/2010	74,987

	Total United States Treasury Bill (Cost $74,985)				74,987

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 56.92%
*	iPath S&P 500 VIX Short-Term Futures	900	$19,764
*	iPath S&P 500 VIX Mid-Term Futures †	750	69,225
	iShares Barclays 1-3 Year Treasury Bond	300	25,302
	iShares Barclays 3-7 Year Treasury Bond †	100	11,786
	iShares Barclays 7-10 Year Treasury Bond †	600	59,556
	iShares Barclays 20+ Year Treasury Bond †	650	70,564
	iShares Dow Jones US Real Estate †	900	45,882
	iShares iBoxx Investment Grade Corporate Bond †	400	45,200
	iShares MSCI EAFE Index †	2,250	112,365
	iShares MSCI Emerging Markets †	1,650	66,099
*	PowerShares DB Agriculture Fund †	300	7,794
	SPDR Gold Trust †	450	54,936
	SPDR S&P 500 ETF †	1,750	184,293
*	United States Oil Fund LP †	1,400	44,688

	Total Exchange Traded Products (Cost $825,030)		817,454

INVESTMENT COMPANY (Open-End Fund) - 39.70%
§	Fidelity Money Market Institutional Fund, 0.28%	570,109	570,109

	Total Investment Company (Open-End Fund) (Cost $570,109)		570,109

Total Value of Investments (Cost $1,521,407) - 105.31%			$1,512,331

Liabilities in Excess of Other Assets - (5.31)%			(76,208)

Net Assets - 100%			$1,436,123

*	Non-income producing investment.
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield.

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Call Options	0.85%	$12,152
Put Options	2.62%	37,629
United States Treasury Bill	5.22%	74,987
Exchange Traded Products	56.92%	817,454
Other	39.70%	570,109
Total	105.31%	$1,512,331

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$20,684
Aggregate gross unrealized depreciation			(22,377)

Net unrealized depreciation			$(1,693)

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (note 2)
*	iShares Barclays 20+ Year Treasury Bond	5	111	9/18/2010	$ 435
*	iShares Dow Jones US Real Estate	4	53	9/18/2010	164
*	iShares MSCI EAFE Index	3	55	12/18/2010	306
*	iShares MSCI EAFE Index	4	51	9/18/2010	268
*	iShares MSCI EAFE Index	6	52	9/18/2010	192
*	iShares MSCI EAFE Index	9	53	9/18/2010	135
*	iShares MSCI EAFE Index	8	55	9/18/2010	32
*	iShares MSCI Emerging Markets	4	44	12/18/2010	416
*	iShares MSCI Emerging Markets	5	42	9/18/2010	110
*	iShares MSCI Emerging Markets	10	43	9/18/2010	100
*	iShares MSCI Emerging Markets	5	44	9/18/2010	15
*	SPDR Gold Trust	2	124	12/18/2010	880
*	SPDR Gold Trust	2	126	9/18/2010	100
*	SPDR S&P 500 ETF	3	105	10/16/2010	1,018
*	SPDR S&P 500 ETF	3	113	12/18/2010	606
*	SPDR S&P 500 ETF	3	110	9/18/2010	210
*	SPDR S&P 500 ETF	12	113	9/18/2010	144
*	SPDR S&P 500 ETF	3	111	9/18/2010	132
*	SPDR S&P 500 ETF	4	112	9/18/2010	108
*	SPDR S&P 500 ETF	3	113	9/18/2010	48
*	SPDR S&P 500 ETF	1	116	10/16/2010	20
*	United States Oil Fund LP	7	34	9/18/2010	154

Total (Premiums Received $10,093)					$ 5,593

PUT OPTIONS WRITTEN (note 2)
*	iPath S&P 500 VIX Mid-Term Futures	3	75	3/19/2011	1,110
*	iPath S&P 500 VIX Mid-Term Futures	1	90	9/18/2010	160
*	iPath S&P 500 VIX Mid-Term Futures	1	89	9/18/2010	130
*	iShares Barclays 20+ Year Treasury Bond	5	95	3/19/2011	1,000
*	iShares Barclays 20+ Year Treasury Bond	4	103	9/18/2010	156
*	iShares Barclays 20+ Year Treasury Bond	4	100	9/18/2010	64
*	iShares Barclays 3-7 Year Treasury Bond	3	115	1/22/2011	285
*	iShares Barclays 7-10 Year Treasury Bond	7	98	1/22/2011	1,540
*	iShares Barclays 7-10 Year Treasury Bond	4	96	12/18/2010	400
*	iShares Barclays 7-10 Year Treasury Bond	3	95	12/18/2010	225
*	iShares Dow Jones US Real Estate	4	38	3/19/2011	632
*	iShares Dow Jones US Real Estate	4	42	9/18/2010	34
*	iShares iBoxx High Yield Corporate Bond	2	89	12/18/2010	1,030
*	iShares iBoxx Investment Grade Corporate Bond	8	110	12/18/2010	1,240
*	iShares MSCI EAFE Index	16	40	3/19/2011	2,624
*	iShares MSCI EAFE Index	3	45	12/18/2010	491
*	iShares MSCI EAFE Index	7	48	9/18/2010	392

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS WRITTEN (continued)
iShares MSCI EAFE Index	10	45	9/18/2010	$ 180
iShares MSCI EAFE Index	4	46	9/18/2010	132
iShares MSCI EAFE Index	6	44	9/18/2010	66
iShares MSCI Emerging Markets	7	31	3/19/2011	875
iShares MSCI Emerging Markets	5	30	3/19/2011	570
iShares MSCI Emerging Markets	4	35	12/18/2010	464
iShares MSCI Emerging Markets	8	38	9/18/2010	280
iShares MSCI Emerging Markets	12	35	9/18/2010	132
iShares MSCI Emerging Markets	3	37	9/18/2010	63
PowerShares DB Agriculture Fund	2	26	9/18/2010	80
SPDR Barclays Capital High Yield Bond	4	39	12/18/2010	880
SPDR Gold Trust	4	113	12/18/2010	732
SPDR Gold Trust	2	110	12/18/2010	252
SPDR Gold Trust	2	100	3/19/2011	236
SPDR S&P 500 ETF	10	80	3/19/2011	2,240
SPDR S&P 500 ETF	7	85	3/19/2011	2,156
SPDR S&P 500 ETF	4	98	12/18/2010	1,480
SPDR S&P 500 ETF	3	105	10/16/2010	1,159
SPDR S&P 500 ETF	3	94	12/18/2010	867
SPDR S&P 500 ETF	3	103	9/18/2010	411
SPDR S&P 500 ETF	3	101	9/18/2010	270
SPDR S&P 500 ETF	1	102	10/16/2010	262
SPDR S&P 500 ETF	2	102	9/18/2010	220
SPDR S&P 500 ETF	9	92	9/18/2010	126
SPDR S&P 500 ETF	4	95	9/18/2010	84
SPDR S&P 500 ETF	1	100	9/18/2010	69
United States Oil Fund LP	7	27	1/22/2011	700
United States Oil Fund LP	7	30	9/18/2010	168

Total (Premiums Received $29,550)				$ 26,667

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 817,454	$ 817,454	$ -	$ -
Investment Company (Open-End)	570,109	-	570,109	-
Call Options Purchased	12,152	12,152	-	-
Put Options Purchased	37,629	37,629	-	-
United States Treasury Bill	74,987	74,987	-	-
Total	$ 1,512,331	$ 942,222	$ 570,109	$ -

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

GlobalAfrica Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Shares	Value (Note 1)

INVESTMENT COMPANY - 100.14%
§ Fidelity Money Market Institutional Fund, 0.28%	126,000	$126,000

Total Investment Company (Cost $126,000)		126,000

Total Value of Investments (Cost $126,000) - 100.14%		$126,000

Liabilities in Excess of Other Assets - (0.14)%		(181)

Net Assets - 100%		$125,819

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$-

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		(Continued)

GlobalAfrica Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Investment Company	$ 126,000	$ -	$ 126,000	$ -
Total	$ 126,000	$ -	$ 126,000	$ -

GlobalAfrica Infrastructure Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Shares	Value (Note 1)

INVESTMENT COMPANY - 100.11%
§ Fidelity Money Market Institutional Fund, 0.28%	101,000	$101,000

Total Investment Company (Cost $101,000)		101,000

Total Value of Investments (Cost $101,000) - 100.11%		$101,000

Liabilities in Excess of Other Assets - (0.11)%		(113)

Net Assets - 100%		$100,887

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$-

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		(Continued)

GlobalAfrica Infrastructure Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Investment Company	$ 101,000	$ -	$ 101,000	$ -
Total	$ 101,000	$ -	$ 101,000	$ -

GlobalAfrica Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Shares	Value (Note 1)

INVESTMENT COMPANY - 100.14%
§ Fidelity Money Market Institutional Fund, 0.28%	50,822	$50,822

Total Investment Company (Cost $50,822)		50,822

Total Value of Investments (Cost $50,753) - 100.14%		$50,822

Liabilities in Excess of Other Assets - (0.14)%		(69)

Net Assets - 100%		$50,753

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$-

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		(Continued)

GlobalAfrica Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Investment Company	$ 50,822	$ -	$ 50,822	$ -
Total	$ 50,822	$ -	$ 50,822	$ -

GlobalAfrica Natural Resources Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010
	Shares	Value (Note 1)

INVESTMENT COMPANY - 100.17%
§ Fidelity Money Market Institutional Fund, 0.28%	51,000	$51,000

Total Investment Company (Cost $51,000)		51,000

Total Value of Investments (Cost $50,911) - 100.17%		$51,000

Liabilities in Excess of Other Assets - (0.17)%		(89)

Net Assets - 100%		$50,911

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$-
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$-

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		(Continued)

GlobalAfrica Natural Resources Fund

Schedule of Investments
(Unaudited)

As of August 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Investment Company	$ 51,000	$ -	$ 51,000	$ -
Total	$ 51,000	$ -	$ 51,000	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: October 21, 2010

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund
Date: October 18, 2010

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee, President, Presidio Multi-Strategy Fund
Date: October 31, 2010

By: (Signature and Title)	/s/ Joseph M. Wambia
Joseph M. Wambia President & Treasurer, GlobalAfrica Equity Fund, GlobalAfrica Infrastructure Fund, GlobalAfrica Natural Resources Fund and GlobalAfrica Income Fund
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: October 20, 2010

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund
Date: October 21, 2010

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund
Date: October 18, 2010

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee, President, Presidio Multi-Strategy Fund
Date: October 31, 2010

By: (Signature and Title)	/s/ C. Thanh Nguyen
C. Thanh Nguyen, Treasurer, Presidio Multi-Strategy Fund
Date: October 31, 2010

By: (Signature and Title)	/s/ Joseph M. Wambia
Joseph M. Wambia President & Treasurer, GlobalAfrica Equity Fund, GlobalAfrica Infrastructure Fund, GlobalAfrica Natural Resources Fund and GlobalAfrica Income Fund
Date: October 29, 2010